Organization and Basis of Presentation - 10K (Details)	1 Months Ended
	Apr. 30, 2015 USD ($)	Jun. 30, 2016 USD ($)	Jun. 29, 2016 Claim	Feb. 15, 2016 Claim	Dec. 31, 2015 USD ($)	Mar. 30, 2015 USD ($)	Jan. 15, 2015 USD ($)	Jan. 14, 2015 USD ($)	Jun. 30, 2014 USD ($)
Subsequent Event [Line Items]
Bankruptcy claims, number of claims outstanding | Claim			19,000
Final order and judgment		$ 204,000,000			$ 205,000,000		$ 195,000,000
Payment to extend days to satisfy claim		100,000,000			20,000,000
Amount to be paid on effective date of plan of reorganization		5,000,000			5,000,000
Bankruptcy claims, all other liquidated proof of claims					3,037,125
Proof Of Claim Asserted In Connection With Litigation							$ 194,649,042
Debt satisfied								$ 1,800,000
Prepetition claim satisfied	$ 2,700,000
Rent reduction	$ 35,000
Proof of claim, withdrawn									$ 971,451
Bankruptcy claims, amount of unliquidated claim						$ 109,339,609
Net capital deficiency		$ 304,000,000			$ 284,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Bankruptcy claims, number of claims outstanding | Claim				126